General and administration	12 Months Ended
Dec. 31, 2023
General and administration
General and administration

12. General and administration

The Company’s general and administrative expenses incurred for the years ended December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
	$	$
Corporate administration	1,325,743	1,397,608
Nasdaq / TSX initial listing costs	143,767	358,314
Professional fees	713,475	440,576
Salaries and benefits	2,487,218	2,471,626
Director fees	114,663	-
Amortization	183,539	183,539

	4,968,405	4,851,663